Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

Note 5 – Derivative Liability

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase the Company’s common stock. In certain circumstances, these options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company’s derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, the Company’s current common stock price and expected dividend yield, and the expected volatility of the Company’s common stock price over the life of the instrument.

The following table summarizes the warrant derivative liabilities and convertible Notes activity for the nine months ended September 30, 2019:

Description	Derivative Liabilities
Fair value at December 31, 2017	$347,700
Change due to Issuances	-
Change due to Exercise/Conversion	(596)
Change in Fair Value of warrants and Notes	114,435
Fair value at December 31, 2018	$461,539
Change due to Exercise/Conversion/Cancellation	(461,539)
Change in Fair Value of warrants and Notes	0
Fair value at September30, 2019	$-

The lattice methodology was used to value the embedded derivatives within the convertible Note and the warrants issued, with the following assumptions.

Assumptions	September 30, 2019	December 31, 2018
Dividend yield	-	0.00%
Risk-free rate for term	-	1.93-2.33%
Volatility	-	347.0%-348.4%
Maturity dates	-	0.50-1.69 years
Stock Price	-	0.00

Note 6 – Derivative Liability

In connection with the sale of debt or equity instruments, the Company may sell options or warrants to purchase the Company’s common stock. In certain circumstances, these options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company’s derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, the Company’s current common stock price and expected dividend yield, and the expected volatility of the Company’s common stock price over the life of the instrument.

The following table summarizes the warrant derivative liabilities and convertible notes activity for the two years ended December 31, 2018:

Description	Derivative Liabilities
Fair value at December 31, 2016	$240,955
Change due to Issuances	55,316
Change due to Exercise/Conversion	(128,111)
Change in Fair Value of warrants and notes	179,540
Fair value at December 31, 2017	$347,700
Change due to Exercise/Conversion	(596)
Change in Fair Value of warrants and notes	114,435
Fair value at December 31, 2018	$461,539

The lattice methodology was used to value the embedded derivatives within the convertible note and the warrants issued, with the following assumptions.

Assumptions	December 31, 2018	December 31, 2017
Dividend yield	0.00%	0.00%
Risk-free rate for term	1.93-2.33%	1.08-1.53%
Volatility	347.0%-348.4%	279%-446%
Maturity dates	0.50-1.69	.50-2.69 years
Stock Price	0.0051	0.0135-0.0189

During the period ended March 31, 2016, the Company amended the derivative notes on March 9, 2016. The amendment included revising the “Alternate Conversion Price to mean 60% of the lowest traded price of the common stock for the 15 consecutive trading days prior to the conversion date. The derivative liability increased by $91,070 due to the amendment which was booked as an additional debt discount.

During the quarter ended September 30, 2015, the Company issued 28,333 warrants to an investor as part of their Securities Purchase Agreement in which the investor acquired a Convertible Note. The warrants have an exercise price of $7.88 and a five-year term. The warrants are treated as derivative liabilities since the holder has anti-dilution protections that will re-price the warrant upon the issuance of lower priced equity linked instruments by the Company for the period of 180 days after issuance. The fair value of the derivative liability related to these warrants at issuance was valued at $169,270 and was booked as a debt discount to the Convertible Note and booked as a derivative liability on the balance sheet. The embedded conversion feature of the Convertible Note is treated as a derivative liability since the conversion price is reset upon a fundamental transaction event. The fair value of the derivative liability related to the embedded conversion feature was valued at $92,659 and was booked as a debt discount, included in interest expense (up to the amount of the note, with the excess expensed as interest expense).